JOINT VENTURE AGREEMENT	9 Months Ended
Sep. 30, 2013
JOINT VENTURE AGREEMENT [Abstract]
JOINT VENTURE AGREEMENT

NOTE 8 - JOINT VENTURE AGREEMENT

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At  September  30, 2013 and December  31,  2012,  the Company paid  $163,456 and

$134,000,  respectively  in costs to drill an oil and gas well in Archer  County

Texas as part of the JV Agreement entered into between the Company and HEDC. The

Company will receive  revenues and be responsible  for 49% of the costs to drill and complete each well the Company  elects to participate in on such leases that are part of the JV Agreement.